Average Annual Total Returns - AZL International Index Fund	Apr. 30, 2021
MSCIEAFEIndex [Member]
Average Annual Return:
1 Year	8.28%	[1]
5 Years	7.97%	[1]
10 Years	6.00%	[1]
Since Inception	8.66%	[1]
Class 2
Average Annual Return:
1 Year	7.40%
5 Years	7.02%
10 Years	4.96%
Since Inception
Class 1
Average Annual Return:
1 Year	7.66%
5 Years
10 Years
Since Inception	8.73%
Inception Date	Oct. 17, 2016

[1]	Reflects no deduction for fees, expenses, or taxes.